Share-Based Compensation - Options Assumptions (Detail) - Stock Options	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	26.30%	32.00%	28.00%	33.00%
Dividend yield	0.00%	1.40%
Risk-free rate	2.30%	1.40%	1.70%	1.90%
Expected term (in years)	6 years	6 years	6 years	6 years